Project debt	12 Months Ended
Dec. 31, 2021
Project debt [Abstract]
Project debt
Note 15.- Project debt

This note shows the project debt linked to the contracted concessional assets included in Note 6 of these Consolidated Financial Statements.

Project debt is generally used to finance contracted assets, exclusively using as a guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In most of the cases, the assets and/or contracts are set up as a guarantee to ensure the repayment of the related financing. In addition, the cash of the Company´s projects includes funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $254 million as of December 31, 2021 ($280 million as of December 31, 2020).

The variations in 2021 of project debt has been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2020	4,925,268	312,346	5,237,614
Increases	54,908	256,581	311,489
Decreases	(85,259)	(564,603)	(649,862)
Business combinations (Note 5)	288,352	38,781	327,133
Currency translation differences	(140,502)	(49,679)	(190,181)
Reclassifications	(655,093)	655,093	-
Balance as of December 31, 2021	4,387,674	648,519	5,036,193

The decrease in total project debt as of December 31, 2021 is primarily due to:

-	the repayment of project debt for the period in accordance with the financing arrangements; and

-	the lower value of debt denominated in Euros given the depreciation of the Euro against the U.S. dollar since December 31, 2020.

The decrease of project debt during the year 2021 has been partially offset by the business combinations, being the acquisitions of Rioglass, Coso, Chile PV 2, Italy PV 1 and Italy PV 3 for a total amount of $327 million (Note 5). Interest accrued are offset by a similar amount of interest paid during the year.

The Kaxu project financing arrangement contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. The insolvency filing by the individual company Abengoa S.A. in February 2021 represents a theoretical event of default under the Kaxu project finance agreement. In September 2021, the Company obtained a waiver for such theoretical event of default which was conditional upon the replacement of the operation and maintenance supplier of the plant. On February 1, 2022, the Company transferred the employees performing the operation and maintenance services to an Atlantica subsidiary. The waiver has been extended until April 30, 2022 and is subject to the lenders receiving certain documentation from the Company, including formal evidence of the approval by the client and the department of energy of South Africa of the operation and maintenance internalization and the Company is currently working on obtaining such documentation. Although the Company does not expect the acceleration of debt to be declared by the credit entities, as of December 31, 2021 Kaxu did not have what International Accounting Standards define as an unconditional right to defer the settlement of the debt for at least twelve months, as the cross-default provisions make that right conditional. Therefore, Kaxu total debt, previously presented as non-current as of December 31, 2020, has been presented as current in the Consolidated Financial Statements of the Company as of December 31, 2021 for an amount of $315 million (Note 1).

The variations in 2020 of project debt were the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2019	4,069,909	782,439	4,852,348
Increases	613,604	268,339	881,943
Decreases	(272,548)	(552,770)	(825,318)
Business combinations (Note 5)	149,585	8,680	158,265
Currency translation differences	150,506	19,869	170,375
Reclassifications	214,211	(214,211)	-
Balance as of December 31, 2020	4,925,268	312,346	5,237,614

The increase in total project debt as of December 31, 2020 was primarily due to:

-	business combinations, being the acquisition of Chile PV 1 and Tenes for a total amount of $158 million (Note 5).

-
a green project financing agreement entered into by Logrosán Solar Inversiones, S.A.U., the holding company of assets Solaben 1, 2, 3 and 6 in Spain, closed on April 8, 2020 for a €140 million nominal amount, (approximately $159 million).

-
a non-recourse project debt refinancing of Helioenergy assets by adding a new long dated tranche of debt from an institutional investor closed on July 10, 2020, providing with a net refinancing proceeds (net “recap”) of approximately $43 million.

-
a non-recourse, project debt financing closed on July 14, 2020 for approximately €326 million (approximately $371 million) in relation to Helios, with institutional investors, which refinanced the previous bank project debt with approximately €250 million outstanding and canceled legacy interest rate swaps. After transaction costs and cancelation of legacy swaps, net refinancing proceeds (net “recap”) were approximately $30 million. The accumulated impact of the change in fair value of the interest rate swaps recorded in Other reserves and any difference between the nominal amount of the debt repaid and the amortized cost of the debt were transferred to the profit and loss in line “Other financial income/(expense), net” on transaction date for a total amount of $73 million (Note 21).

-	the higher value of debt denominated in Euro given the increase in the exchange rate of the Euro against the U.S. dollar since December 31, 2019.

The increase of project debt during the year 2020 was partially offset by the contractual payments of debt for the year. Interest accrued were offset by a similar amount of interest paid during the year.

Additionally, on June 12, 2020 the Company refinanced the debt of Cadonal (Uruguay). The terms of the new debts were not substantially different from the original debts refinanced and therefore the exchange of debts instruments did not qualify for an extinguishment of the original debts under IFRS 9, ´Financial instruments´. When there is a refinancing with a non-substantial modification of the original debt, there is a gain or loss recorded in the income statement. This gain or loss is equal to the difference between the present value of the cash flows under the original terms of the former financing and the present value of the cash flows under the new financing, discounted both at the original effective interest rate. In this respect, the Company recorded a $3.8 million financial income in the profit and loss statement of the Consolidated Financial Statements (Note 21).

Due to the PG&E Corporation and its regulated utility subsidiary, Pacific Gas and Electric Company (“PG&E”), Chapter 11 filings in January 2019, a default of the PPA agreement with PG&E occurred. On July 1, 2020, PG&E emerged from Chapter 11 and the technical event of default was cured. As a result, as of December 31, 2020 the debt previously presented as current (during the year 2019) was reclassified as non-current in accordance with the financing agreements in these Consolidated Financial Statements.

The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration at the Kaxu debt as of December 31, 2021, is as follows and is consistent with the projected cash flows of the related projects:

2022		2023	2024	2025	2026	Subsequent years	Total
Interest payment	Nominal repayment
18,017	317,388	355,956	369,528	498,712	411,514	3,065,078	5,036,193

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2020, is as follows and is consistent with the projected cash flows of the related projects:

2021		2022	2023	2024	2025	Subsequent years	Total
Interest payment	Nominal repayment
19,287	293,059	328,364	355,806	371,548	508,843	3,360,707	5,237,614

The following table details the movement in project debt for the years 2021 and 2020, split between cash and non-cash items:

Project Debt	2021	2020
Initial balance	5,237,614	4,852,348
Cash changes	(636,831)	(254,495)
Non-cash changes	435,410	639,761
Final balance	5,036,193	5,237,614

The non-cash changes primarily relate to interest accrued, currency translation differences and the business combinations for the year.

The equivalent in U.S. dollars of the foreign currency-denominated debts held by the Company is as follows:

	Balance as of December 31,
Currency	2021	2020
Euro	1,942,903	2,240,811
South African Rand	314,471	355,414
Algerian Dinar	97,877	115,606
Total	2,355,251	2,711,830

All of the Company’s financing agreements have a carrying amount close to its fair value.